Income taxes - Reconciliation to Statutory Tax Rate (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income taxes at Canadian statutory tax rate	$ 5,115	$ 5,269
Increase (decrease) in income taxes resulting from
Lower average tax rate applicable to subsidiaries	(2,130)	(428)
Tax-exempt income from securities	(337)	(437)
Tax rate change	1,050	4
Other	(98)	(106)
Income taxes (recoveries)	$ 3,600	$ 4,302
Reconciliation of average effective tax rate
Income taxes at Canadian statutory tax rate	27.70%	26.20%
Increase (decrease) in income taxes result from
Lower average tax rate applicable to subsidiaries	(11.50%)	(2.10%)
Tax-exempt income from securities	(1.80%)	(2.20%)
Tax rate change	5.70%
Other	(0.60%)	(0.50%)
Income taxes in Consolidated Statements of Income / effective tax rate	19.50%	21.40%